January 26, 2006
GENERAL MONEY MARKET FUND, INC.
CLASS X SHARES

Supplement to Prospectus
dated April 1, 2005

     On January 25, 2006, the Board of Directors of the above-referenced Fund approved the termination of Class X shares of the Fund. Accordingly, effective January 31, 2006, Class X shares will no longer be offered by the Fund.

January 26, 2006
GENERAL MONEY MARKET FUND, INC.
CLASS X SHARES

Supplement to Statement of Additional Information
dated April 1, 2005

On January 25, 2006, the Board of Directors of the above-referenced Fund approved the termination of Class X shares of the Fund. Accordingly, effective January 31, 2006, Class X shares will no longer be offered by the Fund.